Gabelli Capital Series Funds, Inc. (the “Corporation”)

Gabelli Capital Asset Fund (the “Fund”)

Supplement dated July 15, 2014, to the Corporation’s Summary Prospectus and Statutory Prospectus,

each dated April 30, 2014

Effective immediately, Gabelli Funds, LLC (the “Adviser”) has added the Russell 3000 Index as a secondary benchmark of the Fund’s performance.

The “Performance” section beginning on page 4 of the Summary Prospectus and page 5 of the Statutory Prospectus should be replaced with the following:

The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year, five years, and ten years compared with the Standard & Poor’s (“S&P”) 500 Index and the Russell 3000 Index. As with all mutual funds, the Fund’s past performance does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.

GABELLI CAPITAL ASSET FUND

(Total Returns for the Years Ended December 31)

Performance information does not reflect separate account or variable insurance contract fees and charges. If such fees and charges were reflected, the Fund’s returns would be lower than those shown. During the periods shown in the bar chart, the highest return for a quarter was 22.29% (quarter ended June 30, 2009) and the lowest return for a quarter was (24.28)% (quarter ended December 31, 2008).

Average Annual Total Returns (for the years ended December 31, 2013	Past One Year	Past Five Years	Past Ten Years
Gabelli Capital Asset Fund	37.53%	23.01%	10.16%

S&P 500 Index (reflects no deduction for fees, expenses or taxes)	32.39%	17.94%	7.41%

Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	33.55%	18.71%	7.88%